SCHEDULE OF RESTRICTED STOCK UNITS ISSUED (Details) - Restricted Stock Units (RSUs) [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares units issued, beginning balance	1,357,308	1,357,308	1,357,308
Restricted shares units, granted
Restricted shares units, forfeited
Restricted shares units issued, ending balance	1,357,308	1,357,308	1,357,308